Maturity [Member] Investment Objectives and Goals - iShares iBonds Dec 2028 Term Corporate ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® DEC 2028 TERM CORPORATE ETF Ticker: IBDTStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2028.